CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Current assets
Cash	$ 403,093	$ 412,676
Restricted cash	234,081	0
Due from alliance partner	0	126,047
Marketable securities	161,799	0
Receivables	26,707	43,953
Prepaid expenses	107,030	24,784
Assets, Current	932,710	607,460
Non-current assets
Exploration and evaluation assets	7,025,515	7,708,379
Deposits	94,720	27,662
VAT receivables	41,186	36,052
Assets, Noncurrent	7,161,421	7,772,093
Total assets	8,094,131	8,379,553
Current liabilities
Accounts payable and accrued liabilities	480,299	214,163
Due to related parties	385,574	214,731
Funds held for optionee	234,081	0
Flow-through share premium liability	4,221	33,050
Liabilities, Current	1,104,175	461,944
Shareholders' equity
Common Stock, Value	24,869,917	24,290,287
Reserves	3,745,186	3,229,886
Accumulated other comprehensive loss	(15,526)	(44,933)
Deficit	(21,609,621)	(19,557,631)
Stockholders' Equity Attributable to Parent	6,989,956	7,917,609
Total shareholders' equity and liabilities	$ 8,094,131	$ 8,379,553